LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
SCHEDULE OF OPERATING AND FINANCE LEASES ON THE CONSOLIDATED BALANCE SHEETS

		December 31,
	Balance Sheet Caption	2022	2021
Assets
Operating	Right-of-use assets	$-	$13,812
Finance		-	-
Total lease assets		$-	$13,812
Liabilities
Operating
Current	Lease liabilities – current portion	$-	$5,683
Noncurrent	Lease liabilities – noncurrent portion	-	7,604
Finance
Current		-	-
Noncurrent		-	-
Total lease liabilities		$-	$13,287

SCHEDULE OF LEASE COST

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Year Ended December 31,
	2022	2021
Operating lease cost	$4,461	$7,505
Short-term lease cost	2,005	-
Variable lease cost	-	-
Total lease cost	$6,466	$7,505

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE AND DISCOUNT RATE FOR OPERATING AND FINANCE LEASES

The following table presents the weighted-average remaining lease term and weighted-average discount rate for operating and finance leases:

	For the Year Ended December 31,
	2022	2021
Weighted-average remaining lease term (years)
Operating	0.80	2.33
Finance	-	-
Weighted-average discount rate
Operating	-	6.05%
Finance	-	-

SCHEDULE OF SUPPLEMENTARY CASH FLOW INFORMATION

The following table presents supplementary cash flow information regarding the company’s leases:

	For the Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating activities	$4,461	$10,907
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$17,183
Reduction of right-of-use assets and lease liabilities for cancelation of old leases	$9,048	$17,964